Deferred tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	£ (9,106)	£ (11,281)
Differences on exchange	739	(232)
Credited/(charged) to the income statement	(138)	2,176
Credited relating to changes in tax rates	202	249	£ 106
Credited/(charged) to other comprehensive income	(8)	(18)	12
Net reclassifications as held-for-sale		0
Ending balance at 31 December	(8,311)	(9,106)	(11,281)
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	7	32
Differences on exchange	10	(5)
Credited/(charged) to the income statement	(13)	(24)
Credited relating to changes in tax rates	2	4
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	6	7	32
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	26	(21)
Differences on exchange	7	3
Credited/(charged) to the income statement	(4)	42
Credited relating to changes in tax rates	2	2
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	31	26	(21)
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	378	373
Differences on exchange	0	(1)
Credited/(charged) to the income statement	311	6
Credited relating to changes in tax rates	0	0
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	689	378	373
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(197)	(221)
Differences on exchange	15	3
Credited/(charged) to the income statement	32	21
Credited relating to changes in tax rates	0	0
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	(150)	(197)	(221)
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	22	39
Differences on exchange	(1)	(1)
Credited/(charged) to the income statement	(22)	(21)
Credited relating to changes in tax rates	0	0
Credited/(charged) to other comprehensive income	5	5
Net reclassifications as held-for-sale		0
Ending balance at 31 December	4	22	39
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(11,928)	(12,486)
Differences on exchange	809	(227)
Credited/(charged) to the income statement	354	517
Credited relating to changes in tax rates	206	268
Credited/(charged) to other comprehensive income	0	0
Net reclassifications as held-for-sale		0
Ending balance at 31 December	(10,559)	(11,928)	(12,486)
Other temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	2,586	1,003
Differences on exchange	(101)	(4)
Credited/(charged) to the income statement	(796)	1,635
Credited relating to changes in tax rates	(8)	(25)
Credited/(charged) to other comprehensive income	(13)	(23)
Net reclassifications as held-for-sale		0
Ending balance at 31 December	£ 1,668	£ 2,586	£ 1,003